Taxation	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Taxation

10. TAXATION

Income tax expense is attributable to:

Profit before taxation	455,435	(552,004)

Tax at the applicable tax rate of 27%	(122,967)	149,041

- Tax loss not recognised	(26,074)	(149,041)
- Tax loss utilised	149,544	-
	-	-